Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	EY Audit Ltda
Auditor Firm ID	1431
Auditor Location	Santiago, Chile
Auditor Opinion [Text Block]

Opinion on Internal Control Over Financial Reporting

We have audited Banco de Chile and subsidiaries’ internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control — Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (2013 framework) (the COSO criteria). In our opinion, Banco de Chile and subsidiaries (the “Bank”) maintained, in all material respects, effective internal control over financial reporting as of December 31, 2024, based on the COSO criteria.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the consolidated statements of financial position of the Bank as of December 31, 2024 and 2023, the related consolidated statements of income, comprehensive income, changes in equity and cash flows for each of the three years in the period ended December 31, 2024, and the related notes and our report dated April 24, 2025, expressed an unqualified opinion thereon.